LEASES - Weighted Average Remaining Lease Term and Discount Rate (Details)	Dec. 31, 2021	Dec. 31, 2020
Leases
Weighted average remaining lease term (years), operating leases	3 years 3 months 18 days	3 years 10 months 24 days
Weighted average discount rate, operating leases	3.40%	4.20%